BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Basis Of Presentation
BASIS OF PRESENTATION

These consolidated annual financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), effective for the Company’s reporting for the year ended December 31, 2020.

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as fair value through profit and loss or fair value through other comprehensive income (loss), which are stated at their fair value. The consolidated annual financial statements are presented in thousands of Canadian dollars, unless otherwise noted, and tabular amounts are expressed in thousands of Canadian dollars.

The functional currency of the Company and its Canadian subsidiaries is the Canadian dollar while the functional currency of the Company’s non-Canadian subsidiaries is the US dollar.

The accounts of subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions are eliminated. The following table highlights the Company’s material subsidiaries with their projects:

Name of the subsidiary	Ownership Percentage	Project	Location
Gold Canyon Resources Inc.	100%	Springpole Gold Project (“Springpole”)	Northwestern Ontario, Canada
Coastal Gold Corp.	100%	Hope Brook Gold Project (“Hope Brook”)	Newfoundland, Canada
Cameron Gold Operations Ltd.	100%	Cameron Gold Project (“Cameron”)	Northwestern Ontario, Canada
PC Gold Inc.	100%	Pickle Crow Gold Project (“Pickle Crow”) (Note 8(a))	Northwestern Ontario, Canada
Clifton Star Resources Inc.	100%	Duquesne Gold Project (“Duquesne”) 10% indirect interest in the Duparquet Gold Project (“Duparquet”) Pitt Gold Project (“Pitt”)	Québec, Canada

These consolidated financial statements were approved by the Board of Directors on March 22, 2021.